Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 99,000	$ 97,000	$ 95,000
Additions based on tax positions related to current year	259,000	2,000	2,000
Additions based on tax positions related to prior year	46,000
Balance at end of year	$ 404,000	$ 99,000	$ 97,000